Commitments and Contingencies (Details) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY
2013	$ 15,576	98,951
2014	11,889	75,533
2015	9,570	60,796
2016	7,083	44,999
2017	5,334	33,886
Thereafter	18,552	117,858
Operating Leases, Future Minimum Payments Due	$ 68,004	432,023